Financial instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2024
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Financial instruments - Fair values and risk management	Financial instruments - Fair values and risk management
A.Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2024
Financial asset measured at fair value
Financial assets at FVTPL	19	$11,665	$—	$—	$11,665	$—	$—	$11,665	$11,665
Financial assets at amortized cost
Trade receivables	18	$—	$5,242	$—	$5,242	n/a	n/a	n/a	n/a
Deposits and other receivables	16,18	—	2,280	—	2,280	n/a	n/a	n/a	n/a
Amount due from a related company		—	3	—	3	n/a	n/a	n/a	n/a
Cash and cash equivalents	20(b)	—	52,251	—	52,251	n/a	n/a	n/a	n/a
		$—	$59,776	$—	$59,776
Financial liabilities measured at fair value
Warrant liabilities	27	$175	$—	$—	$175	175	—	—	175
Financial liabilities at amortized cost
Trade payables		$—	$—	$3,668	$3,668	n/a	n/a	n/a	n/a
Other liabilities	21	—	—	1,828	1,828	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,309	14,309	n/a	n/a	n/a	n/a
		$—	$—	$19,805	$19,805

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2023
Financial asset measured at fair value
Financial assets at FVTPL	19	$20,405	$—	$—	$20,405	$—	$—	$20,405	$20,405
Financial assets at amortized cost
Trade receivables	18	$—	$4,058	$—	$4,058	n/a	n/a	n/a	n/a
Deposits and other receivables	16,18	—	6,028	—	6,028	n/a	n/a	n/a	n/a
Short-term deposits		—	16,000	—	16,000	n/a	n/a	n/a	n/a
Cash and cash equivalents	20(b)	—	45,706	—	45,706	n/a	n/a	n/a	n/a
		$—	$71,792	$—	$71,792
Financial liabilities measured at fair value
Warrant liabilities	27	$224	$—	$—	$224	224	—	—	224
Financial liabilities at amortized cost
Trade payables		$—	$—	$1,671	$1,671	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	21	—	—	8,175	8,175	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,623	14,623	n/a	n/a	n/a	n/a
		$—	$—	$24,469	$24,469
The Group’s finance team is responsible for overseeing the valuation of the financial instruments of the unlisted securities which are categorized into Level 3 of the fair value hierarchy. The team reports directly to the chief financial officer. Valuation results with analysis of changes in fair value measurement are prepared by the team with the assistance from external valuers where necessary and reviewed by the chief financial officer at each quarter end and annual reporting date. The valuation process is documented and updated where appropriate by the team and reviewed by the chief financial officer quarterly that coincides with the reporting dates.
B.Measurement of fair values
(i)Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used.
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTPL	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.
	Discounted cash flow method	Risk-adjusted discount rate: 17.5% (2023: 17.5%) Discount for lack of marketability: 25.1% (2023: 32.5%)	The estimated fair value would increase if: –the risk-adjusted discount rate was lower; or –the discount for lack of marketability was lower.
(ii)Transfers between Levels 1 and 2
There were no transfers from Level 2 to Level 1 for the years ended December 31, 2024 and 2023.
(iii)Level 3 recurring fair values
Reconciliation of Level 3 fair values
The following table shows a reconciliation of financial assets at FVTPL from the opening balances to the closing balances for Level 3 fair values.

	2024	2023
Balance at January 1	$20,405	$17,538
Additions	129	10,002
Changes in fair value recognized in profit or loss	(8,869)	(7,135)
Balance at December 31	$11,665	$20,405
C.Financial risk management
The Group has exposure to the following risks arising from financial instruments:
-credit risk (see (C)(ii));
-liquidity risk (see (C)(iii)); and
-currency risk (see (C)(iv)).
(i)Risk management framework
The Company's board of directors has overall responsibility for the establishment and oversight of the Group's risk management framework. The management of the Group establishes policies and procedures around risk identification, measurement and management; and setting and monitoring risk limits and controls, in accordance with the objectives and underlying principles in the risk management framework approved by the board of directors. Risk management policies and procedures are reviewed regularly to reflect changes in market conditions and the Group's activities.
(ii)Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group's receivables from customers.
The carrying amounts of financial assets represent the maximum credit exposure.
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2024 and 2023, 5% and 11% of the total trade receivables were due from the Group’s largest customer, respectively, and 16% and 26% of the total trade receivables were due from the Group’s five largest customers, respectively.
Expected credit loss assessment
During the year ended December 31, 2023, the Group determines the expected credit losses on trade receivables by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions at the reporting date.
Internal credit scoring is performed on all customers for the year ended December 31, 2024. These take into account the customer’s past payment history, financial position and other factors. Trade receivables are due within 30 to 90 days from the billing date. The Group does not obtain collateral in respect of trade and other receivables. The Group does not have trade receivable for which no loss allowance is recognized because of collateral.
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognizing expected credit losses
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	Lifetime ECL – not credit-impaired
Doubtful	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit-impaired
In default	Amount is >90 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off
The Group has applied the simplified approach in IFRS 9 Financial Instruments to measure the loss allowance at lifetime ECL. The Group determines the expected credit losses on trade receivables by using an internal credit rating for its customers. The following table provides information about the exposure to credit risk for trade receivables which are assessed on a collective basis within lifetime ECL (not credit-impaired) and the estimated loss rates are estimated based on historical observed default rates over the expected life of the debtors.
Gross carrying amount

	2024
Internal credit rating	Average loss rate	Trade receivables
Performing	0%	$3,978
Doubtful	1%	1,349
In default	13%	223
Write-off	100%	432
		$5,982
Movement in the allowance for impairment in respect of trade receivables
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Balance at January 1	$2,424	$1,592
Additions from acquisition (note 34(B)(III))	80	—
Net remeasurement of loss allowance	366	782
Amounts written off	(2,132)	(42)
Exchange differences	2	92
Balance at December 31	$740	$2,424
Cash and cash equivalents
The Group held cash and cash equivalents and short-term deposits of $52,251 and nil at December 31, 2024, respectively (2023: $45,706 and $16,000, respectively). The cash and cash equivalents and short-term deposits are held with bank and financial institution counterparties with high credit-ratings assigned by international credit-rating agencies.
Impairment on cash and cash equivalents and short-term deposits has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents and short-term deposits have low credit risk based on the external credit ratings of the counterparties.
(iii)Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group's objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group's reputation.
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments.

			Contractual undiscounted cash flows
	Weighted average effective interest rate	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
Balance at December 31, 2024
Trade payables		$3,668	$3,668	$3,668	$—	$—
Other liabilities		1,828	1,828	1,828	—	—
Lease liabilities	7%	5,772	7,204	4,034	1,805	1,365
Liabilities for puttable financial instrument	15%	14,309	16,834	16,834	—	—
		$25,577	$29,534	$26,364	$1,805	$1,365
Balance at December 31, 2023
Trade payables		$1,671	$1,671	$1,671	$—	$—
Accrued expenses and other liabilities		8,175	8,175	8,175	—	—
Lease liabilities	4%	2,369	2,441	1,549	788	104
Liabilities for puttable financial instrument	15%	14,623	17,139	17,139	—	—
		$26,838	$29,426	$28,534	$788	$104

(iv)Market risk
Market risk is the risk that changes in market prices – e.g. foreign exchange rates – will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and receivables are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily USD, Hong Kong dollar ("HKD") and New Taiwan dollar ("TWD"). The currencies in which these transactions are primarily denominated are USD, HKD and TWD.
As the HKD is pegged to the USD, the Group considers the risk of movements in exchange rates between the HKD and the USD to be insignificant.